Segmented information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023		Jan. 31, 2023
Disclosure of operating segments [line items]
Net interest income (loss)	$ 3,249	$ 3,197		$ 3,205
Non-interest income	2,972	2,650		2,724
Total revenue	6,221	5,847	[1]	5,929	[1]
Provision for (reversal of) credit losses	585	541	[1]	295	[1]
Amortization and impairment	276	310		277
Other non-interest expenses	3,189	3,130		4,185
Income (loss) before income taxes	2,171	1,866	[1]	1,172	[1]
Income taxes	443	381	[1]	739	[1]
Net income (loss)	1,728	1,485	[1]	433	[1]
Non-controlling interests	12	8	[1]	9	[1]
Equity shareholders	1,716	1,477	[1]	424	[1]
Average assets	982,321	962,405		953,164
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)	1,927	1,908		1,709
Non-interest income	570	550		553
Total revenue	2,497	2,458		2,262
Provision for (reversal of) credit losses	329	282		158
Amortization and impairment	58	59		59
Other non-interest expenses	1,222	1,248		1,231
Income (loss) before income taxes	888	869		814
Income taxes	238	232		224
Net income (loss)	650	637		590
Equity shareholders	650	637		590
Average assets	323,080	322,771		317,940
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income (loss)	449	452		464
Non-interest income	925	914		887
Total revenue	1,374	1,366		1,351
Provision for (reversal of) credit losses	20	11		46
Amortization and impairment		1		1
Other non-interest expenses	669	678		664
Income (loss) before income taxes	685	676		640
Income taxes	187	186		171
Net income (loss)	498	490		469
Equity shareholders	498	490		469
Average assets	92,335	92,912		89,908
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income (loss)	465	476		476
Non-interest income	216	196		230
Total revenue	681	672		706
Provision for (reversal of) credit losses	244	249		98
Amortization and impairment	23	28		30
Other non-interest expenses	455	359		350
Income (loss) before income taxes	(41)	36		228
Income taxes	(32)	(14)		27
Net income (loss)	(9)	50		201
Equity shareholders	(9)	50		201
Average assets	59,152	61,077		59,421
Capital Markets and Direct Financial Services [member]
Disclosure of operating segments [line items]
Net interest income (loss)	358	384		535
Non-interest income	1,203	906		946
Total revenue	1,561	1,290		1,481
Provision for (reversal of) credit losses	8	4		(10)
Amortization and impairment	2	2		2
Other non-interest expenses	710	732		648
Income (loss) before income taxes	841	552		841
Income taxes	229	169		229
Net income (loss)	612	383		612
Equity shareholders	612	383		612
Average assets	312,583	296,898		296,565
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income (loss)	50	(23)		21
Non-interest income	58	84		108
Total revenue	108	61		129
Provision for (reversal of) credit losses	(16)	(5)		3
Amortization and impairment	193	220		185
Other non-interest expenses	133	113		1,292
Income (loss) before income taxes	(202)	(267)		(1,351)
Income taxes	(179)	(192)		88
Net income (loss)	(23)	(75)		(1,439)
Non-controlling interests	12	8		9
Equity shareholders	(35)	(83)		(1,448)
Average assets	$ 195,171	$ 188,747		$ 189,330

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.